Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2009			2010			2011
Volatility	45.06	-	47.87%	40.08	-	44.31%	35.79	-	44.46%
Expected life (years)			8.00	6.50	-	8.00			6.00
Risk-free interest rate	2.64	-	3.30%	1.62	-	3.53%	1.21	-	2.54%
Dividend yield			—			—			—
Fair value	$0.66	-	1.02	$0.63	-	4.32	$3.39	-	9.28

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life		Aggregate intrinsic value
Outstanding at December 31, 2008	817,116	$2.80
Options granted	772,239	3.20
Options forfeited	(265,573)	2.89
Options exercised	—	—
Outstanding at December 31, 2009	1,323,782	$3.02
Options granted	4,172,687	8.45
Options forfeited	(242,633)	6.88
Options exercised	(195,311)	3.50
Outstanding at December 31, 2010	5,058,525	$7.29
Options granted	3,173,900	19.64
Options forfeited	(402,220)	12.22
Options exercised	(458,901)	5.00
Outstanding at December 31, 2011	7,371,304	$12.48	8.66	years	$12,725,000

Exercisable at December 31, 2011	2,281,246	$6.06	7.83	years	$8,745,000
Expected to vest after December 31, 2011	4,682,853	$15.36	9.04	years	$3,669,000

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
As of December 31, 2010:
Financial liabilities:
Interest rate swap	$—	$654	$—	$654
Contingent consideration	—	—	6,202	6,202

As of December 31, 2011:
Financial liabilities:
Interest rate swap	$—	$326	$—	$326
Contingent consideration	—	—	1,621	1,621